Schedule of key management personnel compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Balances And Transactions
Remunerations		$ 28,444
Others		4,264
Key management personnel compensation		$ 32,708